GOODWILL AND INTANGIBLES GOODWILL AND INTANGIBLES (Detail Textuals) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 05, 2015
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Amortization		$ 25.8	$ 14.6	$ 14.6
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		59.3
Finite-Lived Intangible Assets, Amortization Expense, Year Two		59.2
Finite-Lived Intangible Assets, Amortization Expense, Year Three		59.2
Finite-Lived Intangible Assets, Amortization Expense, Year Four		59.2
Finite-Lived Intangible Assets, Amortization Expense, Year Five		$ 59.2
DCP Business
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets					$ 582.3
Trade Names
Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Amortization	$ 2.7